Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Other Working Capital Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB	RUB
Borrowings, interest rate	[2]		8.88%
Other Working Capital Borrowings RUB [Member] | Bottom of range [member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, interest rate	[2]	9.87%
Other Working Capital Borrowings RUB [Member] | Top of range [member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, interest rate	[2]	10.40%
Other Working Capital Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN	MXN
Borrowings, interest rate basis	[2]	TIIE + 1.15%	TIIE + 1.15%
Other Working Capital Borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR	INR
Borrowings, interest rate	[2]	9.15%	4.00%
Other Working Capital Borrowings BRL [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	BRL	BRL
Borrowings, interest rate basis	[2]	CDI + 1.2%	CDI + 1.79%
Other Working Capital Borrowings UAH [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	UAH	UAH
Borrowings, interest rate	[2]	21.00%	13.00%
Other Working Capital Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		U.S.$
Borrowings, interest rate basis	[2]		1 Months LIBOR+ 80 bps
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		INR
Borrowings, interest rate basis	[2]		3 Months T-bill – 5 bps
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		INR
Borrowings, interest rate basis	[2]		3 Months T-bill
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]		INR
Borrowings, interest rate basis	[2]		3 Months T-bill + 25 bps

[1]	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “BRL” means Brazilian reals and “UAH” means Ukrainian hryvnia.
[2]	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “T-bill” means India Treasury bill and “CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário).